Statements Of Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 7,656,524	$ 7,285,446
Net Assets	7,656,524	7,285,446
NET ASSETS, representing:
Equity of contract owners	5,994,171	5,392,667
Equity of Pruco Life Insurance Company of New Jersey	1,662,353	1,892,779
Net Assets	$ 7,656,524	$ 7,285,446
Units outstanding	2,745,531	2,955,276
Portfolio shares held	237,237	256,727
Portfolio net asset value per share	$ 32.27	$ 28.38